Related Party Transactions (Details) - Schedule of major transactions with related parties - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Advances from related parties
Total	¥ 26,218	¥ 54,874	¥ 30,893
Repayment of advances from related parties
Total	10,242	55,265
Mr. Guo Yupeng [Member]
Advances from related parties
Total	2,000
Mr. Zhao Jishuang [Member]
Advances from related parties
Total	10,135	54,874	30,893
Repayment of advances from related parties
Total	10,242	55,265
Met Chain Co., Limited [Member]
Advances from related parties
Total	¥ 14,083